Taxes on Income	12 Months Ended
Dec. 31, 2022
Taxes on income [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME:

Taxes on income:

Israeli corporate tax rate was 23% in 2022 and 2021.

Net operating losses carry forwards:

As of December 31, 2022, the Company has carried forward tax losses of approximately 11,540, which may be carried forward and offset against taxable income for an indefinite period in the future. The Company did not recognize deferred tax assets relating to carry forward losses in the financial statements because their utilization in the foreseeable future is not probable. As of December 31, 2022, the Company has temporary differences of 2,838 for which no deferred tax asset was recognized.

Theoretical tax:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Loss before taxation	(10,273)	(16,955)	(7,228)
Theoretical tax credit at applicable statutory rate: 23%	(2,363)	(3,900)	(1,662)
Non-allowable expenses	(1,804)	(2,070)	4,733
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(559)	(1,830)	(3,071)
Income tax benefit	-	-	-